Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 13. Subsequent Events

Sale of Convertible Notes

On October 20, 2015, October 26, 2015, November 13, 2015, November 24, 2015, November 30, 2015, December 30, 2015 and January 14, 2016 the Company entered into Purchase Agreements with certain Buyers, pursuant to which the Buyers purchased Notes in the aggregate principal amount of $2,113,500. The aggregate gross proceeds to the Company were $2,113,500 (before deducting expenses related to the purchase and sale of the Notes of $45,000), of which $586,000 of the proceeds were from members of the Board. The Company will use the net proceeds from the sale of the Notes to make prepayments to content owners, and for marketing expenses, working capital and general corporate purposes.

The Notes have an aggregate principal balance of $1,972,500, and a stated maturity date of 5 years from the date of issuance. The principal on the Notes bears interest at a rate of 12% per annum, which is also payable on maturity. Upon the closing of a financing by the Company during the term of the Notes involving the sale of at least $2,500,000 in equity securities (a "Qualified Offering") by the Company ("Equity Financing Securities"), all of the outstanding principal amount of the Notes, together with accrued and unpaid interest due thereon, will automatically convert ("Mandatory Conversion") into units of the Company's securities (the "Units") at a conversion price per Unit equal to the lesser of (i) $6.50, or (ii) a 15% discount to the price per share of the Equity Financing Securities. Each Unit will consists of one share (the "Unit Shares") of the Company's common stock, and one five-year warrant (the "Unit Warrants") to purchase one additional share (the "Unit Warrant Shares") of the Company's common stock at an exercise price of $9.75. At any time prior to a Mandatory Conversion, the note holder may convert all or part of the outstanding principal amount of the Note, together with accrued and unpaid interest due thereon, into Units at a conversion price of $6.50 per Unit ("Optional Conversion"). Upon failure by the Company to pay any principal amount or interest due under the Notes within 5 days of the date such payment is due, or the occurrence of other event of default under the terms of the Notes, the entire unpaid principal balance of the Note, together with any accrued and unpaid interest thereon, will become due and payable, without presentment, demand, protest or notice of any kind. The conversion price and number of Units issuable upon conversion of the Notes will be subject to adjustment from time to time for subdivision or consolidation of shares and other standard dilutive events.

The Unit Warrants provide for the purchase of shares of the Company's common stock an exercise price of $9.75. The Unit Warrants are exercisable for cash only, for a term of 5 years from the date of issuance. The number of shares of common stock to be deliverable upon exercise of the Unit Warrants is subject to adjustment for subdivision or consolidation of shares and other standard dilutive events.

The Company has agreed to use its commercially reasonable efforts to file a registration statement ("Registration Statement") to register the Unit Shares and Unit Warrant Shares no later than (i) the date that is ninety (90) calendar days after the final closing under the Qualified Offering, or (ii) the date which is ninety (90) calendar days after the first Optional Conversion of the Notes. The Company has agreed to use its commercially reasonable efforts to make the Registration Statement declared effective no later than one hundred and eighty (180) calendar days after the Registration Statement is first filed with the Commission.

As discussed in Note 5, certain securities the Company issued in the 2014 PPO have price-based anti-dilution protection, if, within twenty-four (24) months after the final closing of the 2014 PPO, the Company issues additional shares of common stock or common stock equivalents (subject to customary exceptions) for a consideration per share less than $13.00. Of the 744,756 original PPO Warrants, 133,739 still remain with these priced-based anti-dilution rights. With the issuance of Notes, the anti-dilution provisions were triggered and the non-participating warrant holders are now entitled to receive (i) a reduction in the price of their PPO Warrants from $23.01 per share to $20.50 per share, (ii) an aggregate of 18,674 additional shares of common stock, and (iii) an aggregate of 18,674 additional warrants to purchase shares of common stock of the Company at an exercise price of $20.50 per share.

Agreements with Content Providers

The Company has entered into agreements ("Music Label Agreements") with certain music labels ("Music Labels"), pursuant to which the Company has been provided limited, non-exclusive licenses to digitally distribute certain sound recordings and related materials owned or controlled by the Music Labels (the "Label Materials") in connection with the Company's CÜR-branded Internet music service ("CÜR Music"), to be comprised of three progressively priced and increasingly functional tiers (each, a "Service Tier"), within the United States and its territories, commonwealths, and possessions. The Company has also entered into agreements ("Publishing Agreements") with certain music publishing companies ("Music Publishers"), pursuant to which the Company has been provided the non-exclusive right and license to use certain musical works owned, controlled and/or administered by the Music Publishers (the "Publisher Materials") in connection with CÜR Music, within the United States and its territories, commonwealths, and possessions. The Music Label Agreements and Publishing Agreements may be collectively referred to herein as the "Content Agreements," the Music Labels and Music Publishers may be collectively referred to herein as the "Content Providers," and the Label Materials and Publisher Materials may be collectively referred to herein as the "Licensed Materials."

Pursuant to the Content Agreements, the Company is required to pay certain minimum content fees over the term of the Content Agreements as follows: $14.0 million in the first year of the agreements, of which approximately $8.0 million was due on January 31, 2016, $25.5 million in the second year of the agreements, and $18.5 million in the third year of the agreements.

The Company did not make the required initial payments due pursuant to the Content Agreements on a timely basis. Each of the Content Agreements provides that, upon the Company's failure to make the required initial payment, the applicable Content Provider will provide the Company with written notice, and an opportunity to cure. The cure periods in the Content Agreements range from 10 to 30 days. If the Company does not make a required payment to the respective Content Provider within the specified cure period, such Content Provider has the right to terminate the applicable Content Agreement in its sole discretion. Each of the Content Agreements also provides that the Company must pay interest at a rate of 1.5% per month for any late payments (or the maximum amount permitted by law). If any of the applicable Content Providers terminates a Content Agreement it may result in a loss of current subscribers, impact the Company's ability to add new subscribers, and impact the Company's relationships with other content providers, any of which would have a negative effect on the Company's operations.

The Company issued the Content Providers warrants ("Content Provider Warrants") to purchase an aggregate of 215,279 shares (the "Content Provider Warrant Shares") of the Company's common stock, $0.0001 par value per share, at a weighted average exercise price of $6.41 per share. The Content Provider Warrants have a weighted average contractual term of 6.45 years. The exercise price and number of Content Provider Warrant Shares are subject to adjustment for any stock dividend, stock split, stock combination, recapitalization, reclassification, reorganization or other similar event.

Reverse Stock Split

In January 2016, the Company's board of directors approved an amendment to the Company's certificate of incorporation to effect a reverse split of shares of the Company's common stock at a 1-for-13 ratio. The reverse stock split will be effected prior to the effectiveness of this Registration Statement. The par value and the authorized shares of the Company's common stock and the par value and the authorized shares of the Company's preferred stock were not adjusted as a result of the reverse stock split. All shares of common stock and common stock per share amounts contained in these consolidated financial statements have been retroactively adjusted to reflect this reverse stock split for all periods presented.

Offer to Amend and Exercise Warrants to Purchase Common Stock

On March 9, 2015 the Company offered to amend warrants to purchase an aggregate of 744,756 shares of common stock (the "Offer to Amend and Exercise"), including outstanding warrants to purchase 744,756 shares of the Company's common stock (the "Warrant Shares") issued to investors participating in the Company's private placement financings closed on January 28, 2014, March 14, 2014, and March 28, 2014 (the "PPO Warrants"). The Company initially issued a total of 744,756 PPO Warrants, none of which have been exercised as of December 31, 2014. As a result, 744,756 of the PPO Warrants were and are included in the Offer to Amend and Exercise.

Pursuant to the Offer to Amend and Exercise, for those who elect to participate, the PPO Warrants will be amended (the "Amended Warrants" ) to: (i) reduce the exercise price of the PPO Warrants from $26.00 per share to $6.50 per share of common stock in cash, (ii) shorten the exercise period so that the Amended Warrants expire concurrently with the expiration of the Offer to Amend and Exercise at 5:00 p.m. (Eastern Time) on April 6, 2015, as may be extended by the Company in its sole discretion, or as required by applicable law (the "Expiration Date"), (iii) eliminate the anti-dilution provisions contained in the PPO Warrants, (iv) restrict the ability of the holder of shares issuable upon exercise of the Amended Warrants to sell, make any short sale of, loan, grant any option for the purchase of, or otherwise dispose of any of such shares without the prior written consent of the Company for a period of time ninety (90) days after the Expiration Date (the "Lock-Up Period"); and (v) provide that a holder, acting alone or with others, will agree not to effect any purchases or sales of any securities of the Company in any "short sales" as defined in Rule 200 promulgated under Regulation SHO under the Securities Exchange Act of 1934, as amended, or any type of direct and indirect stock pledges, forward sale contracts, options, puts, calls, short sales, swaps, "put equivalent positions" (as defined in Rule 16a-1(h) under the Exchange Act) or similar arrangements, or sales or other transactions through non-U.S. broker dealers or foreign regulated brokers through the expiration of the Lock-Up Period.

In addition to the PPO Warrants, there are outstanding warrants to purchase an aggregate of 74,483 shares of the Company's common stock comprised of warrants issued to the placement agent and its sub-agents in the Company's PPO Unit Offering.

The PPO Agent Warrants contain the same price-based weighted-average anti-dilution and price protection provisions as the PPO Warrants. Like the PPO Warrants, the terms of each of the PPO Agent Warrants may be amended with the consent of the thereof. Separate and apart from the Offer to Amend and Exercise, the Company intends to seek the consent of the holders of the PPO Agent Warrants in order to remove the price-based anti-dilution provisions from such warrants. There can be no assurance that the Company will be successful in obtaining the consent of the holders of the PPO Agent Warrants.

The purpose of the Offer to Amend and Exercise is to encourage the amendment and exercise of the PPO Warrants to help the Company reduce its outstanding warrant liability and to provide funds to support the Company's operations by providing the holders of the PPO Warrants with the opportunity to obtain and exercise an Amended Warrant by significantly reducing the exercise price of the PPO Warrants.

Regardless of whether a holder elects to participate in the Offer to Amend and Exercise, the Holder may nevertheless consent to the amendment to the PPO Warrants to remove the anti-dilution provisions contained in the outstanding PPO Warrants (the "Anti-Dilution Amendment").

Holders may elect to participate in the Offer to Amend and Exercise with respect to some, all or none of their PPO Warrants. If a holder chooses not to participate in the Offer to Amend and Exercise, the holder's PPO Warrants will remain in full force and effect, as originally issued with an exercise price of $26.00 per share and will retain in all respects their original terms and provisions.

Warrant agent commission

Katalyst Securities, LLC has been appointed by the Company as warrant agent for the Offer to Amend and Exercise (the "Warrant Agent"). The Warrant Agent will receive a fee equal to 10% of the cash exercise price paid by holders of the PPO Warrants who participate in the Offer to Amend and Exercise. In addition, the Company will deliver warrants to the Warrant Agent to purchase a number of shares of common stock equal to 10% of the number of PPO Warrants exchanged and exercised in the Offer to Amend and Exercise at an exercise price of $6.50 per share for a term of five (5) years with no anti-dilution rights. The Company has also agreed to reimburse the Warrant Agents for their legal fees and expenses in the aggregate amount of $20,000 and their reasonable out-of-pocket expenses. The Warrant Agents must obtain the Company's prior approval for any expenses in the aggregate in excess of $2,500 for each Warrant Agent.

Other closing costs

Other closing costs of $75,000 are expected to be incurred to complete the Offer to Amend and Exercise.